Subsequent Events (Details) - Subsequent Event [Member]	Jul. 31, 2026 CNY (¥) shares	Oct. 09, 2026 shares	Sep. 17, 2026 CNY (¥) shares	Aug. 17, 2026 CNY (¥) shares	Aug. 05, 2026 $ / shares
Subsequent Events [Line Items]
Purchase price | ¥				¥ 16,200,000
Purchase | ¥	¥ 65,000
Ordinary shares, shares issued (in Shares)				926,437
Minimum [Member]
Subsequent Events [Line Items]
Price per share (in Dollars per share) | $ / shares					$ 0.22
Maximum [Member]
Subsequent Events [Line Items]
Price per share (in Dollars per share) | $ / shares					$ 0.3
Securities Purchase Agreement [Member]
Subsequent Events [Line Items]
Purchase price | ¥			¥ 1,000,000	¥ 138,500,000
Original issue discount | ¥			¥ 900,000
Net of original issue discount percentage			10.00%
Ordinary shares, shares issued (in Shares)			718,823	7,913,563
Third 3i Note [Member] | Securities Purchase Agreement [Member]
Subsequent Events [Line Items]
Equity Interest			125.00%
Class A Ordinary Shares [Member]
Subsequent Events [Line Items]
Purchase price | ¥	¥ 154,700,000
Ordinary shares, shares issued (in Shares)	8,840,000	50
Ordinary shares, shares outstanding (in Shares)		50
Class B Ordinary Shares [Member]
Subsequent Events [Line Items]
Ordinary shares, shares issued (in Shares)	336,334
Ordinary shares, shares outstanding (in Shares)	336,334